Revenue from contracts with customers - Sales by geographic area (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 159,611,078	$ 91,881,204	$ 50,223,393
Percentage of entitys revenue	100.00%	100.00%	100.00%
Percentage Of Progress Obtained For Functional Unit 3		97.24%
Percentage Of Progress Obtained For Functional Unit 6		99.94%
Percentage Of Consolidated Progress Obtained For Functional Unit		99.91%
ISA committed investments	$ 22,400
Percentage of capital contribution	100.00%
Investment percentage executed in 2023-2025	60.00%
Investment percentage executed in 2026-2030	40.00%
Roads
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	5.00%
Telecommunication
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	5.00%
Colombia Country
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 83,651,506	$ 44,822,210	$ 24,687,715
Percentage of entitys revenue	52.40%	48.80%	49.20%
Percentage of capital contribution committed	25.00%
Asia
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 22,547,997	$ 20,355,063	$ 9,497,498
Percentage of entitys revenue	14.10%	22.20%	18.90%
United States Of America
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 27,120,783	$ 16,025,083	$ 11,365,218
Percentage of entitys revenue	17.00%	17.40%	22.60%
South America And Others
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 13,609,587	$ 5,727,355	$ 1,296,370
Percentage of entitys revenue	8.50%	6.20%	2.60%
Central America And Caribbean
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 9,841,202	$ 3,503,618	$ 2,581,644
Percentage of entitys revenue	6.20%	3.80%	5.10%
Europe
Disclosure of detailed information about sales revenue [Line Items]
Revenue	$ 2,840,003	$ 1,447,875	$ 794,948
Percentage of entitys revenue	1.80%	1.60%	1.60%
Brazil
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	55.00%
Chile
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	14.00%
Peru country
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	6.00%
Argentina
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	6.00%
Bolivia
Disclosure of detailed information about sales revenue [Line Items]
Percentage of capital contribution committed	6.00%